Summary of Significant Accounting Policies (Details) - USD ($)				1 Months Ended	12 Months Ended
		May 16, 2024	Nov. 24, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 10, 2025
Summary of Significant Accounting Policies [Line Items]
Working capital					$ 9,000,000
Net loss					(83,833,161)	$ (122,227,195)	$ (21,548,700)
Operating cash flow amount					1,000,000
Cash					4,193,839	2,991,563	9,380,322
Split adjusted (in Dollars per share)			$ 36
Aggregate principal amount					3,200,000
Principal amount		$ 4,756,986
Gross proceeds		7,425,000
Cash balances					4,193,839	2,991,563
Restricted cash					$ 70,721	1,723,937
Intangible assets acquired						2,272,829
Impairment long-lived assets							0
Revenue rate					0.30%
Balance of customer deposits					$ 1,855,313	2,175,896
Advertising expense					$ 1,725	$ 44,120	$ 25,373
Income tax benefit percentage					50.00%
VAT rates					13.00%
Depreciation percentage					2.80%	2.90%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount percentage					30.00%
VAT percentage					3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount percentage					50.00%
VAT percentage					13.00%
Smartconn Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount		8,000,000
Intangible assets acquired					$ 12,705,933
Goodwill acquired						$ 21,105,559
Boxinrui Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets acquired					14,083,736
Goodwill acquired					15,031,608	$ 8,580,543
Hongchuangxin Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill acquired					$ 2,911,926
Sale of a Note in the Principal Amount(SEPA) [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount		$ 1,500,000
Suppliers One [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						36.80%	38.10%
Suppliers One [Member] | Customer Concentration Risk [Member] | Accounts Payable Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					24.60%	24.50%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					14.20%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						21.00%	14.80%
Suppliers Three [Member] | Customer Concentration Risk [Member] | Purchases Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						20.20%	12.10%
Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and restricted cash					$ 4,209,535	$ 4,056,150
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Split adjusted (in Dollars per share)				$ 3.65
Aggregate purchase				$ 3,972,600
Aggregate offering Price				$ 0.609
Subsequent Event [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)								20,000,000
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					36.80%	27.10%	31.80%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					15.60%	15.90%
Customers Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						15.50%
Customers Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.30%
Customers Three [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						15.10%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase shares (in Shares)			40,000,000
Share price (in Dollars per share)			$ 6
Ordinary shares, shares issued (in Shares)	[1]				2,292,652	2,162,186
Class A Ordinary Shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss	[2]
Ordinary shares, shares issued (in Shares)					13,755,975	12,973,172
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)								6
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued (in Shares)			6,523,157
Class A Ordinary Shares [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Stock split adjusted (in Shares)			1,087,192

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.
[2]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.